SGI Global Equity Fund
Schedule of Investments
November 30, 2025 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Aerospace/Defense - 3.1%
Leonardo SpA - ADR	7,333	$201,144
Lockheed Martin Corp.	2,784	1,274,682
Rolls-Royce Holdings PLC - ADR	52,807	744,051
Thales SA - ADR	10,179	518,925
		2,738,802

Auto Manufacturers - 0.2%
Mercedes-Benz Group AG - ADR	13,007	219,168

Auto Parts & Equipment - 1.3%
Magna International, Inc.	23,000	1,123,320

Banks - 7.4%
Bank of China Ltd. - ADR	23,264	350,356
BNP Paribas SA - ADR	15,340	658,239
China Construction Bank Corp. - ADR	17,552	371,049
DBS Group Holdings Ltd. - ADR	6,585	1,104,634
HDFC Bank Ltd. - ADR	43,840	1,614,189
ICICI Bank Ltd. - ADR	58,125	1,815,244
United Overseas Bank Ltd. - ADR	6,032	317,102
Woori Financial Group, Inc. - ADR	4,461	245,132
		6,475,945

Beverages - 6.9%
Coca-Cola Femsa SAB de CV - ADR	17,817	1,562,729
Monster Beverage Corp. (a)	26,042	1,952,890
PepsiCo, Inc.	16,811	2,500,468
		6,016,087

Biotechnology - 4.1%
Gilead Sciences, Inc.	4,485	564,392
Incyte Corp. (a)	4,827	504,229
Regeneron Pharmaceuticals, Inc.	1,768	1,379,376
United Therapeutics Corp. (a)	1,083	526,338
Vertex Pharmaceuticals, Inc. (a)	1,397	605,753
		3,580,088

Building Materials - 0.2%
Holcim AG (a)	7,220	135,014

Chemicals - 0.2%
CF Industries Holdings, Inc.	2,632	207,138

Commercial Services - 0.8%
Grand Canyon Education, Inc. (a)	4,189	660,773

Computers - 2.7%
Infosys Ltd. - ADR	125,833	2,199,561
Lenovo Group Ltd. - ADR	6,819	170,270
		2,369,831

Cosmetics/Personal Care - 3.1%
Colgate-Palmolive Co.	21,741	1,747,759
Unilever PLC - ADR	15,328	928,724
		2,676,483

Distribution/Wholesale - 0.5%
Mitsui & Co. Ltd. - ADR	382	202,842
Sumitomo Corp. - ADR	7,502	235,788
		438,630

Diversified Financial Services - 3.4%
Cboe Global Markets, Inc.	1,162	299,993
CME Group, Inc.	6,657	1,873,679
Hong Kong Exchanges & Clearing Ltd. - ADR	6,578	350,476
Mastercard, Inc. - Class A	323	177,821
Qfin Holdings, Inc. - ADR	14,607	285,275
		2,987,244

Electric - 8.1%
Ameren Corp.	12,738	1,354,686
CMS Energy Corp.	13,202	995,959
Consolidated Edison, Inc.	1,973	198,010
DTE Energy Co.	6,343	869,181
E.ON SE - ADR	10,826	192,270
Evergy, Inc.	12,172	945,156
Korea Electric Power Corp. - ADR	14,124	257,198
National Grid PLC - ADR	18,342	1,396,010
OGE Energy Corp.	20,247	926,908
		7,135,378

Electronics - 0.4%
Halma PLC - ADR	3,413	327,204

Environmental Control - 2.9%
Republic Services, Inc.	4,207	913,171
Waste Management, Inc.	7,419	1,616,378
		2,529,549

Food - 0.8%
General Mills, Inc.	3,894	184,381
Kroger Co., (The)	4,543	305,653
Tesco PLC - ADR	9,988	180,483
		670,517

Gas - 2.6%
Atmos Energy Corp.	2,665	470,026
National Fuel Gas Co.	22,023	1,815,796
		2,285,822

Healthcare-Products - 0.2%
FUJIFILM Holdings Corp. - ADR	15,529	166,316

Healthcare-Services - 0.5%
Universal Health Services, Inc. - Class B	1,978	481,900

Household Products/Wares - 0.4%
Reckitt Benckiser Group PLC - ADR	21,965	341,995

Insurance - 3.1%
Chubb Ltd., (Switzerland)	1,997	591,471
Fairfax Financial Holdings Ltd.	641	1,102,482
Manulife Financial Corp.	12,084	425,478
MS&AD Insurance Group Holdings, Inc. - ADR	8,015	177,853
Ping An Insurance Group Co. of China Ltd. - ADR	28,693	420,065
		2,717,349

Internet - 4.6%
Alibaba Group Holding Ltd. - ADR	2,739	430,845
Booking Holdings, Inc.	301	1,479,321
Tencent Holdings Ltd. - ADR	13,619	1,076,446
VeriSign, Inc.	4,282	1,079,021
		4,065,633

Iron/Steel - 0.7%
POSCO Holdings, Inc. - ADR	12,093	641,896

Machinery-Construction & Mining - 0.6%
Komatsu Ltd. - ADR	14,895	489,152

Media - 1.5%
Fox Corp. - Class B	22,233	1,295,295

Mining - 3.2%
First Quantum Minerals Ltd. (a)	8,448	191,601
Gold Fields Ltd. - ADR	41,211	1,767,540
Lynas Rare Earths Ltd. - ADR (a)	68,247	655,171
Newmont Corp.	2,072	187,992
		2,802,304

Office-Business Equipment - 0.2%
Canon, Inc., (Japan) SP ADR - ADR	6,411	188,548

Oil & Gas - 1.4%
Coterra Energy, Inc.	38,056	1,021,423
Repsol SA - ADR	10,647	197,715
		1,219,138

Pharmaceuticals - 12.4%
AbbVie, Inc.	4,032	918,086
Cardinal Health, Inc.	14,230	3,020,460
Cencora, Inc.	6,663	2,458,181
Dr Reddy's Laboratories Ltd. - ADR	64,024	899,537
Eli Lilly & Co.	169	181,754
McKesson Corp.	2,320	2,044,198
Merck & Co., Inc.	2,432	254,947
Neurocrine Biosciences, Inc. (a)	4,543	691,263
Takeda Pharmaceutical Co. Ltd. - ADR	30,161	434,922
		10,903,348

Pipelines - 0.5%
Cheniere Energy, Inc.	2,054	428,177

Private Equity - 0.6%
3i Group PLC - ADR	51,308	538,221

Real Estate - 1.1%
CBRE Group, Inc. - Class A (a)	5,822	942,174

Retail - 3.0%
AutoZone, Inc. (a)	505	1,996,937
O'Reilly Automotive, Inc. (a)	1,819	184,992
TJX Cos., Inc.	2,827	429,478
		2,611,407

Semiconductors - 3.4%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3,727	1,086,458
United Microelectronics Corp. - ADR	259,739	1,937,653
		3,024,111

Software - 3.9%
Adobe Systems, Inc. (a)	2,602	832,978
Autodesk, Inc. (a)	2,614	792,931
Cadence Design Systems, Inc. (a)	549	171,200
Microsoft Corp.	1,171	576,144
Roper Technologies, Inc.	861	384,195
Zoom Communications, Inc. - Class A (a)	7,770	660,139
		3,417,587

Telecommunications - 9.4%
Arista Networks, Inc. (a)	4,384	572,901
Chunghwa Telecom Co. Ltd. - ADR	12,999	543,488
Cisco Systems, Inc.	11,296	869,114
Deutsche Telekom AG - ADR	44,135	1,420,264
KDDI Corp. - ADR	48,604	835,503
Motorola Solutions, Inc.	1,107	409,236
NTT, Inc. - ADR	19,730	490,685
Orange SA - ADR	12,812	211,270
Singapore Telecommunications Ltd. - ADR	8,685	318,740
T-Mobile US, Inc.	5,512	1,152,063
Xiaomi Corp. - ADR (a)	53,576	1,427,265
		8,250,529

Toys/Games/Hobbies - 0.3%
Nintendo Co. Ltd. - ADR	12,473	263,929
TOTAL COMMON STOCKS (Cost $81,003,218)		87,366,002

TOTAL INVESTMENTS - 99.7% (Cost $81,003,218)		87,366,002
Other Assets in Excess of Liabilities - 0.3%		256,594
TOTAL NET ASSETS - 100.0%		$87,622,596

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

SGI Global Equity Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$87,366,002	$–	$–	$87,366,002
Total Investments	$87,366,002	$–	$–	$87,366,002

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of November 30, 2025
(% of Net Assets)
United States	$50,387,096	57.7%
India	6,528,531	7.4
United Kingdom	4,456,688	5.1
China	4,100,726	4.6
Taiwan	3,567,599	4.0
Japan	3,485,538	4.0
Canada	2,842,881	3.2
Germany	1,831,702	2.0
South Africa	1,767,540	2.0
Singapore	1,740,476	2.1
Mexico	1,562,729	1.8
France	1,388,434	1.5
South Korea	1,144,226	1.3
Hong Kong	781,321	0.9
Switzerland	726,485	0.9
Australia	655,171	0.8
Italy	201,144	0.2
Spain	197,715	0.2
Other Assets in Excess of Liabilities	256,594	0.3
	$87,622,596	100.0%